Summary of Significant Accounting Policies - Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions (Detail) - XL Hybrids, Inc [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Share Based Payment Arrangement [Line Items]
Expected volatility	70.00%	70.00%
Risk-free interest rate , Minimum	1.40%	2.30%
Risk-free interest rate , Maximum	3.00%	2.90%
Expected dividend yield	0.00%	0.00%
Maximum [Member]
Schedule Of Share Based Payment Arrangement [Line Items]
Expected term (in years)	10 years	10 years
Minimum [Member]
Schedule Of Share Based Payment Arrangement [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days